LEASES (Schedule of Carrying Amounts of Right of Use Assets and Lease Liabilities) (Details) ₪ in Millions	12 Months Ended
	Dec. 31, 2019 ILS (₪)
Lease right of use asset
Balance as at December 31, 2019	₪ 582
Balance as at January 1, 2019	683
Accretion of interest	20
Lease payments (principal) cash outflow	(139)	[1]
Lease payments (interest) cash outflow	(20)	[1]
Balance as at December 31, 2019	617
Current lease liabilities	131
Non-current liabilities	486
Buildings [Member]
Lease right of use asset
Balance as at January 1, 2019	252
Amortization charges	(41)
Non-cash movements	11
Balance as at December 31, 2019	222
Cell Sites [Member]
Lease right of use asset
Balance as at January 1, 2019	362
Amortization charges	(78)
Non-cash movements	46
Balance as at December 31, 2019	330
Vehicles [Member]
Lease right of use asset
Balance as at January 1, 2019	42
Amortization charges	(27)
Non-cash movements	15
Balance as at December 31, 2019	₪ 30

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.